Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets

The changes in the carrying amount of goodwill and intangible assets for the years ended December 31, 2025, 2024, and 2023 were as follows:

	December 31, 2025
	Technology software	Brands	Customer relationships	Non- competition agreements	Goodwill	Total
Cost:
Balance as of January 1, 2025	74,625	80,256	35,574	5,957	185,758	382,170
Additions by acquisition	989	1,037	-	-	1,188	3,214
Additions by internal development	6,052	-	-	-	-	6,052
Write-off due to discontinued subsidiary operation	(9,274)	(2,027)	(2,226)	-	(15,960)	(29,487)
Impairment of goodwill	-	-	-	-	(14,540)	(14,540)
Balance as of December 31, 2025	72,392	79,266	33,348	5,957	156,446	347,409
Accumulated Amortization:
Balance as of January 1, 2025	(32,019)	(12,435)	(13,640)	(4,701)	-	(62,795)
Amortization for the period	(9,313)	(3,285)	(3,480)	(1,209)	-	(17,286)
Impairment of CGU	(6)	(7)	-	-	-	(13)
Disposals due to discontinued subsidiary operation	693	245	1,312	-	-	2,250
Balance as of December 31, 2025	(40,645)	(15,482)	(15,808)	(5,910)	-	(77,845)
Intangible assets, net as of December 31, 2025	31,747	63,784	17,540	47	156,446	269,564

	December 31, 2024
	Technology software	Brands	Customer relationships	Non- competition agreements	Goodwill	Total
Cost:
Balance as of January 1, 2024	60,394	80,256	35,574	5,957	204,099	386,280
Additions by internal development	14,231	-	-	-	-	14,231
Impairment of goodwill	-	-	-	-	(18,341)	(18,341)
Balance as of December 31, 2024	74,625	80,256	35,574	5,957	185,758	382,170
Accumulated Amortization:
Balance as of January 1, 2024	(22,643)	(9,141)	(9,844)	(3,492)	-	(45,120)
Amortization for the period	(9,376)	(3,294)	(3,796)	(1,209)	-	(17,675)
Balance as of December 31, 2024	(32,019)	(12,435)	(13,640)	(4,701)	-	(62,795)
Intangible assets, net as of December 31, 2024	42,606	67,821	21,934	1,256	185,758	319,375